UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2001

        Check here if Amendment [   ]; Amendment Number:
                                                       ------------------------

                        This Amendment (Check only one):

                              [ ] is a restatement.
                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

    Name:    Thomas W. Smith
             -------------------------------------------------------------------
    Address: 323 Railroad Avenue        Greenwich       CT           06830
             -------------------------- --------------- ------------------------
             (Street)                   (City)          (State)      (Zip)

    Form 13F File Number: 28-1909

               The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:   Thomas W. Smith

         Title:  Investment Manager

         Phone:  203-661-1200

Signature, Place, and Date of Signing:

         /s/ Thomas W. Smith
--------------------------------------------------------------------------------
[Signature]

         Greenwich, CT
--------------------------------------------------------------------------------
[City, State]

         February 14, 2002
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total: $977,223 (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARTELY WITH THE COMMISSION.

List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-3444       Thomas N. Tryforos     6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                    FORM 13F

                                INFORMATION TABLE

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              FORM 13F INFORMATION TABLE
                                                            VALUE   SHARES/ SH/  PUT/ INVSTMT  OTHER             VOTING AUTHORITY
            NAME OF ISSUER     TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN  CALL DSCRETN MANAGERS          SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
POSITION A                          COM                     35480    534095 SH        OTHER      01           534095
COPART, INC.                        COM       2172041061    12399    340906 SH        SOLE                    340906
COPART, INC.                        COM       2172041061    62993   1732000 SH        OTHER      01          1732000
CREDIT ACCEPTANCE CORP              COM       225310101      2844    319550 SH        SOLE                    319550
CREDIT ACCEPTANCE CORP              COM       225310101     36281   4076500 SH        OTHER      01          4076500
CATALINA MARKETING                  COM       148867104      4127    118920 SH        SOLE                    118920
CATALINA MARKETING                  COM       148867104     87798   2530200 SH        OTHER      01          2530200
CONSECO, INC.                       COM       208464107      1106    247937 SH        SOLE                    247937
CONSECO, INC.                       COM       208464107     10930   2450571 SH        OTHER      01          2450571
CONSECO, INC.                       COM       208464107         0      2500 SH   CALL OTHER      01             2500
INDYMAC MORTGAGE HOLDINGS INC       COM       4566071001      466     20000 SH        SOLE                     20000
IRON MOUNTAIN, INC.                 COM       46284P104     14715    335963 SH        SOLE                    335963
IRON MOUNTAIN, INC.                 COM       46284P104    134908   3080080 SH        OTHER      01          3080080
KEANE INC.                          COM       4866651023        9       500 SH        SOLE                       500
KEANE INC.                          COM       4866651023    34654   1922000 SH        OTHER      01          1922000
MACDERMID, INC.                     COM       554273102       235     13000 SH        SOLE                     13000
MACDERMID, INC.                     COM       554273102      5663    313208 SH        OTHER      01           313208
MEMBERWORKS INC.                    COM       5860021070     3271    139188 SH        SOLE                    139188
MEMBERWORKS INC.                    COM       5860021070    29403   1251200 SH        OTHER      01          1251200
MENS WAREHOUSE, INC.                COM       587118100000  25664    577100 SH        OTHER      01           577100
ORTHODONTIC CTRS. OF AMER.          COM       68750P103      6450    314620 SH        SOLE                    314620
ORTHODONTIC CTRS. OF AMER.          COM       68750P103     51377   2506200 SH        OTHER      01          2506200
PRE-PAID LEGAL SERVICES. INC.       COM       7400651007     3649    352201 SH        SOLE                    352201
PRE-PAID LEGAL SERVICES. INC.       COM       7400651007    28807   2780600 SH        OTHER      01          2780600
SCOTTS COMPANY                      COM       8101861065     4361    104333 SH        SOLE                    104333
SEI INVESTMENTS                     COM       784117103     30482    977355 SH        SOLE                    977355
SEI INVESTMENTS                     COM       784117103    222393   7130714 SH        OTHER      01          7130714
STATE STREET CORPORATION            COM       8574771031     1246     12010 SH        SOLE                     12010
UNITED RENTALS, INC.                COM       9113631090     5793    354740 SH        SOLE                    354740
UNITED RENTALS, INC.                COM       9113631090    35715   2187100 SH        OTHER      01          2187100
WALT DISNEY COMPANY                 COM       2546871060      300     10497 SH        SOLE                     10497
WHOLE FOOD MARKET, INC.             COM       9668371068     9790    232400 SH        SOLE                    232400
WHOLE FOOD MARKET, INC.             COM       9668371068    60344   1432500 SH        OTHER      01          1432500
WORLD ACCEPTANCE CORP.              COM       981419104       634     94800 SH        SOLE                     94800
WORLD ACCEPTANCE CORP.              COM       981419104     12936   1933600 SH        OTHER      01          1933600